Share Capital and Share Premium	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share Premium

11. Share capital and share premium

	2018	2017	2016
	(in thousands)
	£	£	£
Share capital	1,289	1,272	663
Share premium	79,426	79,236	42,770
	80,715	80,508	43,433

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each (2016: £0.01 each)	32,226	31,811	6,239
Founder ordinary 1 shares of £0.01 each	—	—	1,000
Founder ordinary 2 shares of £0.01 each	—	—	1,000
Series A shares of £0.01 each	—	—	7,483
Series B shares of £0.001 each	—	—	8,463
	32,226	31,811	24,185

In order to facilitate the Company being re-registered as a public company, the directors of the Company signed a solvency statement on June 29, 2017 with the agreement of the shareholders and undertook a capital reduction reducing its share premium by £42.5 million, which was credited to the Company’s capital reserve.

On September 14, 2017, the Company completed a one-for-four reverse share split and an associated bonus allotment of shares to take into account fractional entitlements. This had the effect of consolidating every four ordinary shares of £0.01 to one ordinary share of £0.04, every four founder ordinary 1 shares of £0.01 to one founder ordinary 1 share of £0.04, every four founder ordinary 2 shares of £0.01 to one founder ordinary 2 share of £0.04, every four series A shares of £0.01 to one series A share of £0.04 and every four series B shares of £0.001 to one series B share of £0.004. In the table above, the number of shares issued at December 31, 2016 reflects the one-for-four reverse share split.

Following the one-for-four reverse share split, for the purpose of facilitating a conversion of each Series B share (nominal value £0.004 per share), into an ordinary share (nominal value £0.04 per share), the company allotted to holders of Series B shares an additional nine Series B shares for each Series B share held. Subjected to and conditional upon this allotment, every 10 Series B shares of £0.004 were consolidated into a single Series B share of £0.04. Each Series B share of £0.04 was then automatically converted into one ordinary share of £0.04. The company funded the allotment of these additional shares with reserves that were standing to the credit of the share premium account. The impact of this bonus issue was £304,650.

Immediately prior to the initial public offering, all issued series A convertible participating shares, series B convertible participating shares, founder ordinary 1 shares and founder ordinary 2 shares were converted into ordinary shares on a one-for-one basis. The Company had 24,214,641 shares outstanding. This included an issue of 30,000 shares in August 2017, upon the exercise of options. On October 2, 2017, the Company completed an IPO of 7,596,505 American Depository Shares (ADSs) at a price to the public of $15.00 per ADS. Each ADS represents one ordinary share of the Company.

11. Share capital and share premium (continued)

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2016	24,185	663	42,770
Reduction in share premium account	—	—	(42,466)
Exercise of share options	30	1	119
Bonus issue to series B	—	304	(304)
Issue of share capital	7,596	304	79,530
IPO costs	—	—	(413)
Balance at December 31, 2017	31,811	1,272	79,236
Exercise of share options	415	17	190
Balance at December 31, 2018	32,226	1,289	79,426

Ordinary shares

Prior to the re-organization of capital described above, the ordinary shares ranked equally with all other shares in issue in that on a poll every member had one vote for each ordinary share held (save for the enhanced voting rights referred to in the founder ordinary shares). The ordinary shares ranked equally with all other shares in issue in respect of any rights to any dividend distribution. The ordinary shares ranked equally with all other shares in issue in respect of any rights to any capital distribution. The ordinary shares were not redeemable.

After the re-organization of capital described above, holders of ordinary shares are entitled to one vote for each share held of record on all matters submitted to a vote of shareholders and do not have cumulative voting rights.

Founder ordinary shares

Upon shareholder vote, the founder ordinary 1 shares and the founder ordinary 2 shares as separate classes of shares each conferred upon the holders of such classes of shares such number of votes, which equaled at least 5% of all votes exercisable by all holders of shares.

Series A shares

The series A shares ranked equally with all other shares in issue in that on a vote every member had one vote for each series A share held (save for the enhanced voting rights conferred upon the founder ordinary shares). The series A shares ranked equally with all others shares in respect of any rights to any dividend distribution. The series A shares ranked equally with all other shares in issue in respect of any rights to any capital distribution. The series A shares were not redeemable.

Series B shares

The series B shares ranked equally with all other shares in issue (save for the enhanced voting rights conferred upon the founder ordinary shares). The series B shares ranked equally with all other shares in issue in respect of any rights to any dividend distribution. The series B shares ranked equally with all other shares in respect of any rights to any capital distribution. The series B shares were not redeemable.

Capital management

For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The purpose of the Company’s capital management is to maximize shareholder value and ensure adequate capital is available to meet the medium-term operating plan. Review of operations and commitments is key to identifying future capital management and a full review is undertaken on a quarterly basis.

No changes were made in the objectives, policies or processes for managing capital during the year ended December 31, 2018, 2017 or 2016.